Taxes on Income (Details) - Schedule of reconciliation of theoretical tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Reconciliation Of Theoretical Tax Expense Abstract
Income before taxes on income, as reported in the statements of operations	$ 5,617	$ 6,883	$ 5,842
Theoretical tax expense	1,292	1,583	1,344
Less - tax benefits arising from Technologic Preferred Enterprise status, see a. above	(797)	(739)	(796)
Theoretical tax expense net of tax benefits	495	844	548
Increase (decrease) in taxes resulting from other differences:
Disallowable deductions	20	38	52
Taxes on income from previous years	(80)	169
Changes in valuation allowance	(119)	(127)	(152)
Other	14	12	11
Taxes on income for the reported years:	330	936	459
* As follows:
Taxable in Israel	5,144	4,936	5,135
Taxable outside Israel	473	1,947	707
Total	$ 5,617	$ 6,883	$ 5,842